UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               December 31, 2006

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Wesley Capital Management, LLC
Address:                   717 5th Avenue, 14th Floor
                           New York, NY 10022

13F File Number: ___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                               Arthur  Wrubel
Title:                              Managing Member
Phone:                              212-421-7002

Signature, Place, and Date of Signing:

/s/ Arthur Wrubel                   New York, NY               February 14, 2007
-----------------                  --------------              -----------------
   [Signature]                     [City, State]                     [Date]

Person Signing this Report on Behalf of Reporting Manager:

Name:                               John Khoury
Title:                              Managing Member
Phone:                              212-421-7002

Signature, Place, and Date of Signing:

/s/ John Khoury                     New York, NY               February 14, 2007
-----------------                  --------------              -----------------
   [Signature]                     [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         13F File Number                    Name

         28-____________                    ____________________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            34

Form 13F Information Table Value Total:     $ 910,922
                                              (in thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries on this list, state "NONE" and omit the column headings and list entries.]

None.


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